Shareholder Report, Average Annual Return (Details)	12 Months Ended	35 Months Ended	60 Months Ended	106 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000234136
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Cromwell CenterSquare Real Estate Fund Institutional Class ($149,304)
C000231344
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Cromwell CenterSquare Real Estate Fund Investor Class ($16,228)
C000231343
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Cromwell Long Short Fund Institutional Class ($190,685)
C000231342
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Cromwell Long Short Fund Investor Class ($18,600)
C000241858
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Cromwell Foresight Global Infrastructure Fund Institutional Class ($99,336)
C000234131
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Cromwell Tran Focus Fund Institutional Class ($259,138)
C000234130
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Cromwell Tran Focus Fund Investor Class ($25,280)
C000243273
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Cromwell Greenspring Mid Cap Fund Institutional Class ($232,627)
Without Sales Load [Member] | C000234136
Average Annual Return [Line Items]
Average Annual Return, Percent	1.68%		5.08%	4.63%
Without Sales Load [Member] | C000231344
Average Annual Return [Line Items]
Average Annual Return, Percent	1.53%		4.98%		4.96%
Without Sales Load [Member] | C000231343
Average Annual Return [Line Items]
Average Annual Return, Percent	17.51%		6.84%		6.67%
Without Sales Load [Member] | C000231342
Average Annual Return [Line Items]
Average Annual Return, Percent	17.19%		6.57%		6.40%
Without Sales Load [Member] | C000241858
Average Annual Return [Line Items]
Average Annual Return, Percent	12.67%	(0.23%)
Without Sales Load [Member] | C000234131
Average Annual Return [Line Items]
Average Annual Return, Percent	7.48%		4.91%		9.99%
Without Sales Load [Member] | C000234130
Average Annual Return [Line Items]
Average Annual Return, Percent	7.33%		4.63%		9.72%
Without Sales Load [Member] | C000243273
Average Annual Return [Line Items]
Average Annual Return, Percent	6.18%		9.83%		8.81%
FTSE NAREIT All Equity REITS Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.27%		4.85%	5.06%
FTSE NAREIT All Equity REITS Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.27%		4.85%		5.77%
Russell 1000 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.37%		13.59%		14.59%
Russell 1000 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.37%		13.59%		14.59%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	21.18%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%		14.42%		14.82%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%		14.42%		14.82%
Russell Midcap Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.60%		8.67%		11.01%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%		14.42%	14.65%
Dow Jones U.S. Select Real Estate Securities Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.67%		6.62%	4.41%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%		14.42%		14.82%
Dow Jones U.S. Select Real Estate Securities Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.67%		6.62%		4.79%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%		14.42%		14.82%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%		14.42%		14.82%
S&P Global Infrastructure Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.58%	13.17%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.71%		11.18%		10.46%
Greenspring Custom Blend Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.00%		8.55%		8.19%